UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)               (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
	Shares	Value (Note 1)

COMMON STOCKS - 48.93%

Energy - 4.59%
Exxon Mobil Corp.	6,600	$564,762
Transocean Ltd.	11,400	509,922
		1,074,684
Financials - 11.86%
American Express Co.	10,051	585,069
Bank of America Corp.	75,700	619,605
JPMorgan Chase & Co.	14,900	532,228
The Goldman Sachs Group, Inc.	4,800	459,840
The Western Union Co.	34,320	577,948
		2,774,690
Health Care - 5.16%
Johnson & Johnson	8,700	587,555
Pfizer, Inc.	26,906	618,838
		1,206,393
Industrials - 10.83%
General Electric Co.	32,900	684,814
Ingersoll-Rand PLC	15,200	641,896
Raytheon Co.	11,500	650,785
The Boeing Co.	7,500	556,800
		2,534,295
Information Technology - 14.11%
Apple, Inc.	1,061	619,624
Cisco Systems, Inc.	30,400	521,968
Hewlett-Packard Co.	20,500	412,255
Microsoft Corp.	19,600	599,564
Oracle Corp.	20,900	620,730
Texas Instruments, Inc.	18,400	527,895
		3,302,036
Materials - 2.38%
EI du Pont de Nemours & Co.	11,000	555,500
		555,500

Total Common Stocks (Cost $11,417,027)		11,447,598

INVESTMENT COMPANY - 51.24%
§ Fidelity Institutional Money Market Funds, 0.18%	11,989,368	11,989,368

Total Investment Company (Cost $11,989,368)		11,989,368

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
				Value (Note 1)

Total Value of Investments (Cost $23,406,395 (a)) - 100.17%				$23,436,966

Liabilities in Excess of Other Assets - (0.17)%				(38,815)

	Net Assets - 100%			$23,398,151

§	Represents 7 day effective yield	The following acronym is used in this portfolio:
*	Non-income producing investment	PLC - Public Limited Company

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Energy	4.59%	1,074,684
	Financials	11.86%	2,774,690
	Health Care	5.16%	1,206,393
	Industrials	10.83%	2,534,295
	Information Technology	14.11%	3,302,036
	Materials	2.38%	555,500
	Investment Company	51.24%	11,989,368
	Total	100.17%	$23,436,966

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$1,682,778
	Aggregate gross unrealized depreciation			(1,652,207)

	Net unrealized appreciation			$30,571

				(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$11,447,598	$11,447,598	$ -	$ -
Investment Company	11,989,368	11,989,368	-	-
Total	$23,436,966	$23,436,966	$ -	$ -

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012
		Shares		Value (Note 1)

INVESTMENT COMPANY - 101.80%
§	Fidelity Institutional Money Market Funds, 0.18%	607,346		$607,346

Total Investment Company (Cost $607,346)				607,346

Total Value of Investments (Cost $607,346(a)) - 101.80%				$607,346

Liabilities in Excess of Other Assets - (1.80)%				(10,710)

Net Assets - 100%				$596,636

§ Represents 7 day effective yield

Summary of Investments by Sector
	% of Net
Sector	Assets		Value
Short-Term Investment	101.80%		$607,346
Total	101.80%		$607,346

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$-
Aggregate gross unrealized depreciation				-

Net unrealized appreciation				$-

				(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Investment Company	$ 607,346	$ 607,346	$ -	$ -
Total	$ 607,346	$ 607,346	$ -	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: August 22, 2012	Mark A. Hillman Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: August 22, 2012	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson III
Date: August 22, 2012	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust